January 6, 2015

U.S. Securities & Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

RE:	Vanguard Municipal Bond Funds (the Trust)
File No. 2 57689

Commissioners:
Enclosed is the 81st Post Effective Amendment to the Trust’s Registration Statement on Form N 1A,
which we are filing pursuant to Rule 485(a)(2) under the Securities Act of 1933. The purposes of this
Amendment are: (1) add Vanguard Tax Exempt Bond Index Fund, a new series of the Trust, which will be offered in an Investor Share Class, an Admiral Share Class and an ETF Share Class; and (2) to affect a number of non material changes.
Pursuant to the requirements of Rule 485(a)(2), we request that the Amendment become effective 75 days after filing. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments.
Please contact me at (610) 669 8439 or my colleague Brian P. Murphy at (610) 669 1605 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,

Christyn L. Rossman
Associate Counsel
The Vanguard Group, Inc.

cc: Asen Parachkevov, Esquire
U.S. Securities & Exchange Commission